Fair Value Of Financial Instruments (Summary Of Fair Value Information Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest and rent receivables, Book Value	$ 26,176		$ 19,845
Debt, net, Book Value	(369,970)	(125,000)	(576,678)
Parent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest and rent receivables, Book Value	26,176		19,845
Loans, Book Value	215,985		311,006
Debt, net, Book Value	(369,970)		(576,678)
Interest and rent receivables, Fair Value	20,265		16,712
Loans, Fair Value	209,126		299,123
Debt, net, Fair Value	$ (359,910)		$ (547,242)